REVENUE	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue from Contract with Customer [Text Block]
NOTE 4 - REVENUE
Revenue Recognition
Products
Substantially all of DuPont's revenue is derived from product sales. Product sales consist of sales of DuPont's products to supply manufacturers and distributors. DuPont considers purchase orders, which in some cases are governed by master supply agreements, to be a contract with a customer. Contracts with customers are considered to be short-term when the time between order confirmation and satisfaction of the performance obligations is equal to or less than one year.

Revenue from product sales is recognized when the customer obtains control of the Company’s product, which occurs at a point in time, usually upon shipment, with payment terms typically in the range of 30 to 60 days after invoicing depending on business and geographic region. The Company elected the practical expedient to not adjust the amount of consideration for the effects of a significant financing component for all instances in which the period between payment and transfer of the goods will be one year or less. When the Company performs shipping and handling activities after the transfer of control to the customer (e.g., when control transfers prior to shipment), these are considered fulfillment activities, and accordingly, the costs are accrued when the related revenue is recognized. Taxes collected from customers relating to product sales and remitted to governmental authorities are excluded from revenues. The Company elected to use the practical expedient to expense cash and non-cash sales incentives as the amortization period for the costs to obtain the contract would have been one year or less.

The transaction price includes estimates for reductions in revenue from customer rebates and rights of return on product sales. These amounts are estimated based upon the most likely amount of consideration to which the customer will be entitled. All estimates are based on historical experience, anticipated performance, and the Company’s best judgment at the time to the extent it is probable, that a significant reversal of revenue recognized will not occur. All estimates for variable consideration are reassessed periodically.

For contracts with multiple performance obligations, the Company allocates the transaction price to each performance obligation based on the relative standalone selling price. The standalone selling price is the observable price which depicts the price as if sold to a similar customer in similar circumstances.

Disaggregation of Revenue
The Company disaggregates its revenue from contracts with customers by segment and business or major product line and geographic region, as the Company believes it best depicts the nature, amount, timing and uncertainty of its revenue and cash flows. Refer to Note 23 for the breakout of net sales by geographic region.

On February 1, 2021, the Company realigned and renamed certain businesses as part of the 2021 Segment Realignment resulting in changes to its management and reporting structure (the “2021 Segment Realignment”) (refer to Note 23 for additional details). In conjunction with the 2021 Segment Realignment, DuPont made the following changes to its major product lines:
•Within Electronics & Industrial (formerly known as Electronics & Imaging) realigned product lines to include businesses formerly in Transportation & Industrial and renamed the Image Solutions product lines as Industrial Solutions;
•Renamed Safety & Construction as Water & Protection;
•Realigned certain businesses from the former Non-Core segment and renamed product lines within Mobility & Materials (formerly known as Transportation & Industrial) as Advanced Solutions, Engineering Polymers, and Performance Resins.
During the second quarter of 2020, Electronics & Industrial realigned a component within the Semiconductor Technologies product line to the Industrial Solutions product line. The reporting changes have been retrospectively reflected for all periods presented.

Net Trade Revenue by Segment and Business or Major Product Line	2020	2019	2018
In millions
Industrial Solutions	$1,617	$1,646	$1,656
Interconnect Solutions	1,280	1,187	1,174
Semiconductor Technologies	1,777	1,613	1,729
Electronics & Industrial	$4,674	$4,446	$4,559
Safety Solutions	$2,291	$2,549	$2,483
Shelter Solutions	1,426	1,535	1,796
Water Solutions	1,276	1,117	1,015
Water & Protection	$4,993	$5,201	$5,294
Advanced Solutions	$1,184	$1,232	$1,373
Engineering Polymers	1,853	2,320	2,532
Performance Resins	968	1,138	1,309
Mobility & Materials	$4,005	$4,690	$5,214
Corporate [1]	$666	$1,099	$1,311
Total	$14,338	$15,436	$16,378
1.Corporate net sales reflect activity of to be divested and previously divested businesses.

Contract Balances
From time to time, the Company enters into arrangements in which it receives payments from customers based upon contractual billing schedules. The Company records accounts receivables when the right to consideration becomes unconditional. Contract assets include amounts related to the Company’s conditional right to consideration for completed performance obligations not yet invoiced. Contract liabilities primarily reflect deferred revenue from advance payment for product that the Company has received from customers. The Company classifies deferred revenue as current or noncurrent based on the timing of when the Company expects to recognize revenue.

Revenue recognized for the years ended December 31, 2020 and 2019 from amounts included in contract liabilities at the beginning of the period was $31 million and $30 million, respectively. The amount of contract assets reclassified to receivables as a result of the right to the transaction consideration becoming unconditional was insignificant. The Company did not recognize any asset impairment charges related to contract assets during the period.

Contract Balances	December 31, 2020	December 31, 2019
In millions
Accounts and notes receivable - trade [1]	$1,911	$2,098
Contract assets - current [2]	$—	$35
Deferred revenue - current [3]	$16	$20
Deferred revenue - noncurrent [4]	$21	$24
1.Included in "Accounts and notes receivable - net" in the Consolidated Balance Sheets.
2.Included in "Other current assets" in the Consolidated Balance Sheets.
3.Included in "Accrued and other current liabilities" in the Consolidated Balance Sheets.
4.Included in "Other noncurrent obligations" in the Consolidated Balance Sheets.